Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue by Geographical Markets

The Company’s sales are derived from sales of electronic products and services. The following is the Company’s revenue by geographical markets during the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Spain	€18,223,979	€7,397,108	€10,886,713
Europe	809,866	1,598,591	1,679,395
Rest of the world	840,681	420,920	537,571
	€19,874,526	€9,416,619	€13,103,679